UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Bloomington, IN    April 11, 2005

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		70

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:		$100,824


List of Other Included Managers:

NONE

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NAME OF ISSUER                        TITLE OF             Value     SHARES/   SH/     PUT/   INVS
                                      CLASS        CUSIP   (x$1000)  PRN AMT   PRN     CALL   DSCR
------------------------------        ------------------------------------------------------------
3M Company                            COM        88579Y101       2151     25100 SH            SOLE
Abbott Laboratories                   COM        002824100        536     11500 SH            SOLE
Accenture                             COM        G1150G111       1538     63700 SH            SOLE
American Int'l Group, Inc             COM        026874107       1978     35700 SH            SOLE
Amgen                                 COM        031162100        536      9200 SH            SOLE
Apache Corp                           COM        037411105        716     11700 SH            SOLE
Bank of America                       COM        060505104       2040     46248 SH            SOLE
Barr Pharmuceuticals, Inc.            COM        068306109        786     16100 SH            SOLE
Berkshire Hathaway Cl A               COM        084670108        261         3 SH            SOLE
Berkshire Hathaway Cl B               COM        084670207        962       337 SH            SOLE
BP Amoco PLD ADR                      ADR        055622104       6718    107657 SH            SOLE
Baxter International Pfd              COM        071813406       1125     20900 SH            SOLE
Caterpillar                           COM        149123101        951     10400 SH            SOLE
CDW Corp.                             COM        12512N105        544      9600 SH            SOLE
Chevrontexaco Corp.                   COM        166764100        573      9820 SH            SOLE
Cisco Systems Inc.                    COM        17275R102        352     19650 SH            SOLE
Citigroup                             COM        172967101       1763     39233 SH            SOLE
Colgate-Palmolive                     COM        194162103       1023     19600 SH            SOLE
Comcast Corp CL A                     COM       200300N200       1602     47900 SH            SOLE
Conagra Incorporated                  COM        205887102        603     22300 SH            SOLE
Conocophillips Com                    COM        20825C104       2243     20800 SH            SOLE
Consol Energy Inc                     COM        20854P109       1138     24200 SH            SOLE
Danaher Corporation                   COM        235851102        385      7200 SH            SOLE
Duke Realty Investments               COM        264411505        415     13900 SH            SOLE
duPont deNemours                      COM        263534109       2586     50460 SH            SOLE
Eli Lilly & Co.                       COM        532457108       1980     37999 SH            SOLE
Embraer Empresa Br Adr                ADR        29081M102        548     17500 SH            SOLE
Exxon Mobile Corp.                    COM        30231G102       2466     41382 SH            SOLE
FedEx Corp                            COM        31428X106       2255     24000 SH            SOLE
First Data Corporation                COM        319963104       1238     31500 SH            SOLE
General Electric                      COM        369604103       4528    125575 SH            SOLE
Genuine Parts Co                      COM        372460105       2427     55800 SH            SOLE
Gold Banc Corp, Inc.                  COM        379907108        561     40000 SH            SOLE
Goldman Sachs Group Inc.              COM        38141G104        286      2600 SH            SOLE
Harrahs Entmt Inc                     COM        404280406       1240     19200 SH            SOLE
HSBC Holdings PLC-SPON                ADR        404280406        810     10200 SH	      SOLE
Inco                                  COM        453258402       1246     31300 SH	      SOLE
Intl Business Machines                COM        459200101       2866     31368 SH	      SOLE
Intuit Inc.                           COM        460212103        363      8300 SH	      SOLE
J.P. Morgan Chase & Co.               COM        46625H100       2460     71108 SH	      SOLE
Johnson & Johnson                     COM        478160104       1773     26397 SH	      SOLE
Marriott Intl Inc Cl A                COM        571903202        862     12900 SH            SOLE
MBNA Corp.                            COM        55262L100       1019     41500 SH	      SOLE
Medtronic Inc                         COM        585055106       1652     32425 SH	      SOLE
Merrill Lynch                         COM        590188108        877     15500 SH	      SOLE
Microsoft Corporation                 COM        594918104       2373     98200 SH	      SOLE
Mylan Labs                            COM        628530107        457     25800 SH	      SOLE
Omnicom Group Inc.                    COM        681919106       1124     12700 SH	      SOLE
Oracle Corp                           COM        68389X105        760     60918 SH	      SOLE
PepsiCo Inc.                          COM        713448108       2084     39300 SH	      SOLE
Petroleo Brasileiro Adrf              ADR        71654v408        305      6900 SH	      SOLE
Pfizer Inc.                           COM        717081103       2986    113647 SH	      SOLE
Praxair, Inc.                         COM        74005P104       2077     43400 SH	      SOLE
Procter & Gamble                      COM        742718109       1948     36762 SH	      SOLE
Raytheon Co.                          COM        755111507       1583     40900 SH	      SOLE
Republic Bancorp Incl KY Cl A         COM        760281204        420     18895 SH	      SOLE
Schlumberger Ltd.                     COM        806857108       1290     18300 SH	      SOLE
Simon Property Group, Inc             COM        828806109        666     11000 SH	      SOLE
St. Mary's Land & Exp.                COM        792228108        258      5240 SH	      SOLE
Suncor Energy                         COM        867229106        221      5500 SH	      SOLE
Sysco Corp                            COM        871829107       1113     31085 SH	      SOLE
Target Corp.                          COM        8.76E+110        545     10900 SH	      SOLE
Texas Instruments                     COM        882508104        841     33000 SH	      SOLE
Toyota Motor                          COM        892331307       1555     20900 SH	      SOLE
United Technologies Corp.             COM        913017109       1118     11000 SH	      SOLE
Vodafone Grp Plc ADR                  ADR        92857W100       1357     51100 SH	      SOLE
Wal Mart Stores                       COM        931142103       2193     43766 SH	      SOLE
Walgreen Company                      COM        931422109       3509     79000 SH	      SOLE
Washington Mutual Inc.                COM        939322103        719     18200 SH	      SOLE
Wyeth                                 COM        026609107        419      9933 SH            SOLE

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